Equity Offerings and Sale of Series A Preferred Units - Schedule of Equity Offerings (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	Nov. 09, 2017	Jan. 10, 2017	Nov. 30, 2017	Jan. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Equity Offerings
Gross proceeds received			$ 66,936	$ 56,125		$ 123,061
Less: Underwriters' discount			660	925		1,585
Less: Offering expenses			230	300		530
Net proceeds received	$ 66,000	$ 54,900	$ 66,046	$ 54,900	$ (4)	$ 120,946